Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 58,433	¥ 381,273	¥ 276,991
Less: allowance for doubtful accounts	(4)	(25)	(25)
Accounts receivable, net	$ 58,429	¥ 381,248	¥ 276,966